Expense Example {- Fidelity International Index Fund} - 02.28 Fidelity Index Funds Combo PRO-13 - Fidelity International Index Fund - Fidelity International Index Fund	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 4
3 years	11
5 years	20
10 years	$ 45